Note 5 - Trade Receivables - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Trade receivables	$ 37,121	$ 33,350
Less: Allowance for doubtful accounts	(2,003)	(1,857)
	$ 35,118	$ 31,493